Stock Plans - Equity settled activity (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Restricted Stock Units RSU Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning shares outstanding nonvested (in shares)	0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Number Modification	0.9	[1],[2]
Ending shares outstanding non vested (in shares)	0.9
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Average Grant Date Fair Value Modification	71.05	[1],[2]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value End Balance	71.05
Share Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instruments Outstanding Number Begin Balance	0
Share Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instruments Outstanding Number Modification	0	[1],[2]
Share Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instruments Outstanding Number Ending Balance	0
V I D P [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning shares outstanding nonvested (in shares)	0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Number Modification	0	[1],[2]
Ending shares outstanding non vested (in shares)	0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Average Grant Date Fair Value Modification	76.29	[1],[2]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value End Balance	76.29
Share Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instruments Outstanding Number Begin Balance	0
Share Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instruments Outstanding Number Modification	1.7	[1],[2]
Share Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instruments Outstanding Number Ending Balance	1.7

[1]	On December 9, 2014, 0.9 million cash settled PSUs were modified to settle in common shares of the Company. From the modification date, these units are accounted for as equity settled awards. The modification affected PSUs held by 133 employees and did not result in the recognition of incremental compensation cost as the settlement conditions of these awards was unchanged.
[2]	On December 9, 2014, 1.7 million cash settled DSUs were modified to settle in common shares of the Company. From the modification date, these units are accounted for as equity settled awards. The modification affected DSUs held by 104 employees and did not result in the recognition of incremental compensation cost as the settlement conditions of these awards was unchanged. Vested DSUs are convertible into common shares of the Company at the time of cessation of employment. As at December 31, 2014, the aggregate intrinsic value of vested DSUs amounted to $138 million.